Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease
19 .	Lease
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Operating lease right-of-use assets	115,946	20,715
Operating lease liabilities	146,248	40,825
Lease expenses for these leases are recognized on a straight-line basis over the lease term. For the years ended December 31, 2022, 2023 and 2024, total lease cost comprised of the following:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	39,476	34,142	33,393
Short term lease cost	1,724	3,639	1,109

Total lease cost	41,200	37,781	34,502

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2024:

As of December 31, 2024
RMB
2025	18,562
2026	14,993
2027	10,151

Total operating lease payments (undiscounted)	43,706
Less: Imputed interest	(2,881)

Total operating lease liabilities (discounted)	40,825

As of December 31, 2024, the Group has no significant lease contract that has been entered into but not yet commenced.
Supplemental cash flow information related to the operating leases was as follow:

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	21,312	28,910